Related Party Transactions - Schedule of Amount Due From Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Total amounts due from related parties	¥ 4,564	$ 664	¥ 1,260	¥ 95
Focus Axis Limited
Related Party Transaction [Line Items]
Total amounts due from related parties			17	2
K K Mobile Limited
Related Party Transaction [Line Items]
Total amounts due from related parties			40	26
Stable View Limited
Related Party Transaction [Line Items]
Total amounts due from related parties			17	2
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Total amounts due from related parties	1,543	224	886	¥ 65
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Total amounts due from related parties	1,305	190	¥ 300
President
Related Party Transaction [Line Items]
Total amounts due from related parties	¥ 1,716	$ 250